Note 25 - Components of Other Assets (Detail) - EUR (€) € in Millions		Dec. 31, 2019	Dec. 31, 2018
Brokerage and securities related receivables [Abstracts]
Cash/margin receivables		€ 49,147	€ 42,827
Receivables from prime brokerage		15	3
Pending securities transactions past settlement date		1,687	3,654
Receivables from unsettled regular way trades		12,552	20,191
Total brokerage and securities related receivables		63,401	66,675
Debt securities held to collect		24,292	5,184
Accrued interest receivable		2,614	2,536
Assets held for sale		4,976	2,679
Other		15,075	16,371
Total other assets	[1]	€ 110,359	€ 93,444

[1]	Within the balance sheet, non-current assets and disposal groups held for sale are included in other assets and other liabilities.